Supplemental information on oil and gas activities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 157,396	[1]	$ 132,413	[2]	$ 124,832	[3]
Proved properties, Mineral interest and wells	776,504	[1]	692,241	[2]	648,992	[3]
Proved properties, Other uncompleted projects	23,916	[1],[4]	32,926	[2]	29,823	[3]
Unproved properties	64,368		61,773		87,000
Gross capitalised costs	1,022,184		919,353		890,647
Accumulated depreciation	(527,766)		(456,437)		(381,787)
Total net capitalised costs	494,418		462,916		508,860
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	80,611	[1]	80,611	[2]	79,040	[3]
Proved properties, Mineral interest and wells	397,031	[1]	380,037	[2]	367,722	[3]
Proved properties, Other uncompleted projects	12,508	[1],[4]	18,274	[2]	21,830	[3]
Unproved properties	49,702		48,908		70,062
Gross capitalised costs	539,852		527,830		538,654
Accumulated depreciation	(253,764)		(230,917)		(201,138)
Total net capitalised costs	286,088		296,913		337,516
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	69,906	[1]	46,785	[2]	42,852	[3]
Proved properties, Mineral interest and wells	291,050	[1]	230,100	[2]	213,480	[3]
Proved properties, Other uncompleted projects	11,290	[1],[4]	12,534	[2]	7,703	[3]
Unproved properties	4,106		4,503		8,180
Gross capitalised costs	376,352		293,922		272,215
Accumulated depreciation	(228,793)		(190,025)		(160,759)
Total net capitalised costs	147,559		103,897		111,456
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	843	[1]	843	[2]	843	[3]
Proved properties, Mineral interest and wells	11,159	[1]	4,849	[2]	4,849	[3]
Proved properties, Other uncompleted projects	48	[1],[4]	36	[2]	290	[3]
Unproved properties	2,975		1,894		0
Gross capitalised costs	15,025		7,622		5,982
Accumulated depreciation	(5,700)		(5,692)		(5,654)
Total net capitalised costs	9,325		1,930		328
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	6,036	[1]	4,174	[2]	2,097	[3]
Proved properties, Mineral interest and wells	77,264	[1]	77,255	[2]	62,941	[3]
Proved properties, Other uncompleted projects	70	[1],[4]	2,082	[2]	0	[3]
Unproved properties	7,585		6,468		8,758
Gross capitalised costs	90,955		89,979		73,796
Accumulated depreciation	(39,509)		(29,803)		(14,236)
Total net capitalised costs	$ 51,446		$ 60,176		$ 59,560

[1]	Includes capitalised amounts related to asset retirement obligations.
[2]	Includes capitalised amounts related to asset retirement obligations and impairment loss reversal in Colombia for US$ 5,664,000.
[3]	Includes capitalised amounts related to asset retirement obligations and impairment loss in Chile and Colombia for US$ 104,515,000 and US$ 45,059,000, respectively.
[4]	Do not include Peru capitalised costs.